UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended July 31, 2012 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

July 31, 2012 (unaudited)

COMMON STOCKS—99.06%

Shares		Value
SINGAPORE—99.06%
Banks—24.37%
437,120	DBS Group Holdings Ltd.	5,180,630
1,500,641	Oversea-Chinese Banking Corp. Ltd.	11,522,973
681,397	United Overseas Bank Ltd.	10,957,578
		27,661,181
Communications - Media—1.04%
357,000	Singapore Press Holdings Ltd.	1,179,762

Conglomerate—6.84%
148,400	Jardine Matheson Holdings Ltd.	7,768,740

Distributions—2.46%
2,035,000	FJ Benjamin Holdings Ltd.	539,961
60,000	Jardine Cycle & Carriage Ltd.	2,252,955
		2,792,916
Diversified—3.67%
67,000	Jardine Strategic Holdings Ltd.	2,104,470
757,000	WBL Corp. Ltd.	2,063,384
		4,167,854
Diversified Financial—1.45%
851,000	Hong Leong Finance Ltd.	1,649,039

Electronics—3.09%
585,000	Venture Corp. Ltd.	3,508,965

Finance—2.62%
552,000	Singapore Exchange Ltd.	2,969,269

Food & Beverage—7.61%
827,000	BreadTalk Group Ltd.	359,074
1,258,000	Fraser and Neave Ltd.	8,274,053
		8,633,127
Healthcare—2.92%
2,841,000	Eu Yan Sang International Ltd.	1,427,696
946,000	Raffles Medical Group Ltd.	1,886,371
		3,314,067
Industrial—4.50%
1,924,000	Singapore Technologies Engineering Ltd.	5,105,090

Property Development—12.33%
964,000	Bukit Sembawang Estates Ltd.	3,643,001
759,000	City Developments Ltd.	7,140,227
2,197,000	Wheelock Properties (Singapore) Ltd.	3,206,203
		13,989,431

Real Estate Investment Trust—3.69%
2,538,000	CDL Hospitality Trusts	4,183,404

Shipyards—10.87%
882,500	Keppel Corp. Ltd.	7,933,063
1,127,000	Sembcorp Marine Ltd.	4,403,972
		12,337,035
Telecommunication—4.15%
1,635,000	Singapore Telecommunications Ltd.	4,706,360

Transport Services—2.88%
1,642,000	ComfortDelGro Corp. Ltd.	2,218,027
1,245,000	Singapore Post Ltd.	1,051,097
		3,269,124
Transportation - Air—4.57%
987,000	SATS Ltd.	2,047,487
368,000	Singapore Airlines Ltd.	3,136,448
		5,183,935

Total Common Stocks (Cost—$86,283,951)		112,419,299

TIME DEPOSITS—0.36%

Principal
Amount
(000)		Value
U.S. DOLLAR —0.36%
404	JPMorgan Chase Bank, 0.05%, due 8/1/12 (Cost—$404,154)	404,154

Total Investments—99.42% (Cost—$86,688,105)		112,823,453

Other assets less liabilities—0.58%		658,414

NET ASSETS
	(Applicable to 7,497,573 shares of capital stock outstanding; equivalent to $15.14 per share)—100.00%	$113,481,867

See accompanying notes to financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$112,823,453
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$112,823,453

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of July 31, 2012 is presented.  For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period.  During the period ended July 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to fair valuation methodologies.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities.  Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service.  The Fund does not adjust the quoted price for Level 1 investments.  All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at July 31, 2012 was $86,283,951, excluding short-term interest-bearing investments.  At July 31, 2012, the net unrealized appreciation on investments, excluding short-term securities, of $26,135,348 was composed of gross appreciation of $28,084,693 for those investments having an excess of value over cost, and gross depreciation of $1,949,345 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Principal Financial Officer

Date: September 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: September 14, 2012
John J. O’Keefe, Principal Financial Officer

By	\s\ Alan Goodson	Date: September 14, 2012
Alan Goodson, Principal Executive Officer